Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Net loss:						$ 0
Balance (in shares) at Dec. 31, 2023	0	0
Balance at Dec. 31, 2023	$ 0	$ 0	$ 0	$ 0	$ 0	0
Balance (in shares) at Dec. 31, 2023			0
Balance (in shares) at Sep. 29, 2023	0	0
Balance at Sep. 29, 2023	$ 0	$ 0	$ 0	0	0	0
Balance (in shares) at Sep. 29, 2023			0
Net loss:	0	0	$ 0	0	0	0
Other comprehensive income/ (loss)	$ 0	$ 0	0	0	0	0
Balance (in shares) at Dec. 31, 2023	0	0
Balance at Dec. 31, 2023	$ 0	$ 0	$ 0	0	0	0
Balance (in shares) at Dec. 31, 2023			0
Net loss:	0	0	$ 0	0	6	6
Other comprehensive income/ (loss)	$ 0	$ 0	$ 0	0	0	0
Issuance of common stock (Notes 1 and 11) (in shares)	0	10,000	0
Share capital increase	$ 0	$ 0	$ 0	0	0	0
Balance (in shares) at Dec. 31, 2024	0	10,000
Balance at Dec. 31, 2024	$ 0	$ 0	$ 0	0	6	6
Balance (in shares) at Dec. 31, 2024			0
Net loss:	0	0	$ 0	0	(37,352)	(37,352)
Other comprehensive income/ (loss)	$ 0	$ 0	$ 0	0	0	0
Issuance of common stock (Notes 1 and 11) (in shares)	235	0	0
Share capital increase	$ 0	$ 0	$ 0	0	0	0
-Capitalization at Spin-Off including issuance of common stock (Notes 1 and 11) (in shares)	0	24,352,000	(181,528)
-Capitalization at Spin-Off including issuance of common stock (Notes 1 and 11)	$ 0	$ 2	$ 0	702,992	0	702,994
Balance (in shares) at Dec. 31, 2025	235	24,362,000
Balance at Dec. 31, 2025		$ 2	$ 0	$ 702,992	$ (37,346)	$ 665,648
Balance (in shares) at Dec. 31, 2025			(181,528)